UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       UNITED BANK
Address:    2071 CHAIN BRIDGE ROAD, ST 300
            VIENNA, VA 22182


13F File Number: 40-12310

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: STEPHANIE D SHOWALTER
Title: VICE PRESIDENT
Phone: 304-424-8673
Signature, Place, and Date of Signing:

STEPHANIE D SHOWALTER    PARKERSBURG, WV    01/19/2011

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           8
Form 13F Information Table Value Total:           $ 2,318

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AES CORP                         COM          00130H105       186    15299 SH        SOLE             15299
  APPLE INC                        COM          037833100       319      990 SH        SOLE             990
  APPLE INC                        COM          037833100        97      300 SH        OTHER            300
  EXXON MOBIL CORP                 COM          30231G102       176     2405 SH        SOLE             2405
  EXXON MOBIL CORP                 COM          30231G102       122     1664 SH        OTHER            1664
  FORD MOTOR                       COM          345370860       739    44000 SH        SOLE             44000
  PROCTOR & GAMBLE CO              COM          742718109       308     4789 SH        SOLE             4789
  UNITED BANKSHARES INC            COM          909907107       371    12711 SH        SOLE             12711